STOCK BASED COMPENSATION	6 Months Ended
Mar. 31, 2026
Share-Based Payment Arrangement [Abstract]
STOCK BASED COMPENSATION

16. STOCK BASED COMPENSATION

The Company has historically awarded stock options to various officers, employees and consultants of the Company to purchase common shares of the Company. During the years ended September 30, 2017 to 2019, the Company issued four batches of stock options to acquire the equivalent of total 56,000 common shares of the Company. The options generally vest two years after the grant date and have a contractual term of ten years. The options became exercisable after the Company successfully completed the IPO on January 17, 2025.

On May 31, 2023, the Company awarded options to purchase an aggregate of 6,000 and 11,258 common shares at an exercise price of ¥7,500 and ¥5,490 per common share, respectively, to various officers, directors and employees of the Company. The weighted-average grant-date fair value of the options was ¥6. The options vested on May 15, 2025, with the expiration date of May 14, 2033. The IPO, one of the performance conditions for the exercise of both options, was successfully completed on January 17, 2025. The option to purchase an aggregate of 6,000 common shares has another performance condition under which the options will be exercisable upon achieving certain pre-tax income.

The table below summarized the stock option activities and related information during the six months ended March 31, 2026, 2025, and 2024.

	Number of options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term
		(JPY)	(Years)
Outstanding as of September 30, 2025	36,756	2,959	4.77
Granted	-	-	-
Forfeited/cancelled	-	-	-
Exercised	-	-	-
Outstanding as of March 31, 2026	36,756	2,959	4.27
Vested and exercisable as of March 31, 2026	30,756	2,073	3.70

	Number of options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term
		(JPY)	(Years)
Outstanding as of September 30, 2024	36,756	2,959	5.77
Granted	-	-	-
Forfeited/cancelled	-	-	-
Exercised	-	-	-
Outstanding as of March 31, 2025	36,756	2,959	5.27
Vested and exercisable as of March 31, 2025	24,400	1,180	3.80

	Number of options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term
		(JPY)	(Years)
Outstanding as of September 30, 2023	41,158	3,231	7.08
Granted	-	-	-
Forfeited/cancelled	(500)	5,500	-
Exercised	-	-	-
Outstanding as of March 31, 2024	40,658	3,203	6.55
Vested and exercisable as of March 31, 2024	-	-	-

For the six months ended March 31, 2026, 2025, and 2024, the Company recognized share-based compensation expense from the stock options of nil, ¥5.0 million, and nil, respectively. As of March 31, 2026, the unrecognized stock-based compensation related to the unvested option was ¥1.0 million and is expected to be recognized when a performance condition is considered probable of achievement.

During the six months ended March 31, 2026, in accordance with restricted common share compensation agreements, the Company issued 1,666,666 common shares to Hiroshi Furukawa, the Company’s then CEO and representative director, and 1,333,333 shares to Hideaki Horikiri, the Company’s then CFO and director in consideration for services rendered. The shares were fully vested on the grant date, and no future services are required for vesting. The agreements prohibit any sale, transfer, loan or pledge of shares for a period of 20 years from the date of grant. However, the prohibition may be canceled by a resolution of the Company’s board of directors.

The grant-date fair value of the restricted shares was determined based on the quoted market price of the Company’s unrestricted common shares on the respective grant dates, adjusted for a discount for lack of marketability (“DLOM”) to reflect the transfer restrictions. The DLOM was estimated using an option-pricing methodology based on the Black-Scholes Model. The significant assumptions used in estimating the DLOM included the quoted market price of the Company’s common shares, expected volatility, the 20-year restriction period, and the applicable risk-free interest rate. Based on this valuation, the grant-date fair value was determined to be ¥1,280 million for the 1,333,333 common shares and ¥1,050 million for the 1,666,666 common shares. The total grant-date fair value of ¥2,330 million was fully recognized as stock-based compensation expense during the six months ended March 31, 2026.